Investment Strategy	Mar. 31, 2025
Global Small Capitalization Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The first paragraph under the heading titled “Principal investment strategies” in the Global Small Capitalization Fund summary and statutory sections of the prospectus is amended to read as follows:

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States).

Keep this supplement with your prospectus.